Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments accounted for using equity method [abstract]
Investments in associates	¥ 4,249	¥ 3,522
Investments in joint ventures	81	77
Investments accounted for using equity method	¥ 4,330	¥ 3,599	¥ 2,255